AEF SUP-3 041913
Statement of Additional Information Supplement dated April 19, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, P, R, S, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Charter Fund
Invesco Constellation Fund
Invesco Disciplined Equity Fund
Invesco Diversified Dividend Fund
Invesco Summit Fund

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Disciplined Equity Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2012 (except as noted):
Investments

		Dollar Range of	Dollar Range of all
	Dollar Range of	Investments in Invesco	Investments in Funds
Portfolio	Investments in each	pooled investment	and Invesco pooled
Manager	Fund[1]	vehicles[2]	investment vehicles[3]
Invesco Disciplined Equity Fund
Patricia Bannan	$100,001-$500,000	N/A	$100,001-$500,000
W. Brant Houston [4]	$50,001-$100,000	N/A	$100,001-$500,000
Paul McPheeters	$500,001-$1,000,000	N/A	Over $1,000,000
Assets Managed

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Managed (assets in		Managed (assets in		Managed (assets in
	millions)		millions)		millions)
Portfolio	Number of		Number of		Number of
Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Disciplined Equity Fund
Patricia Bannan	None	None	None	None	1,696	$2,088.8
W. Brant Houston[4]	None	None	None	None	1,904	$2,925.2
Paul McPheeters	None	None	1	$940.7	1,948	$2,708.5

1	This column reflects investments in a Fund’s shares beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). Beneficial ownership includes ownership by a portfolio manager’s immediate family members sharing the same household.

2	This column reflects portfolio managers’ investments made either directly or through a deferred compensation or a similar plan in Invesco pooled investment vehicles with the same or similar objectives and strategies as the Fund as of the most recent fiscal year end of the Fund.

3	This column reflects the combined holdings from both the “Dollar Range of all Investments in Funds and Invesco pooled investment vehicles” and the “Dollar Range of Investments in each Fund” columns.

4	Mr. Houston commenced serving as a Portfolio Manager of Invesco Disciplined Equity Fund on April 12, 2013. Information has been provided for Mr. Houston as of March 31, 2013.

AEF SUP-3 041913	1